Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - ARS ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Use of estimates			The preparation of financial statements at a certain date requires the Company’s Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
Consolidation policies			This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of a company.
Maximum accumulated inflation rate			In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last 3 years.
Description of significant influence in associates			Associates are those in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but not control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Useful life of cash generating units			5 years
Shareholders equity attributable to shareholders of the parent company	$ 683,395		$ 848,118	$ 548,099		$ 362,357
Right-of-use assets	44,081		53,260	61,391
Assets classified as disposal group held for sale	494		103	0
Remaining Lease Commitments [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Right-of-use assets					$ 23,059
Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Shareholders equity attributable to shareholders of the parent company	$ 2,007		$ 2,007	$ 2,007		$ 2,007
Metrogas S.A. [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired			(30.00%)
YTEC [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired			(49.00%)
Not later than one year [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	12.85%		14.08%	12.14%
Later than one year and not later than two years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	13.12%		14.08%	12.14%
Later than two years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	13.12%		14.08%	12.39%
CGU Gas Neuquina Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax			$ 192,197	$ 139,361
Reversal in the charge for impairment			0
Impairment loss	$ 58,463	$ 49,170		40,561
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax	43,848	(36,877)		$ (30,421)
CGU Gas Austral Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax	16,036		13,834
Impairment loss	7,706	8,126	9,776
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax	$ 5,780	$ (6,095)	$ (6,354)
Bottom of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of defined contribution plan			3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of legal reserve transferred			5.00%
Top of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of defined contribution plan			10.00%
Top of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution			20.00%
Top of range [member] | CGU Gas Neuquina Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax			$ 249,884
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Investment Owned Percent Of Net Assets			100.00%